Office Properties and Equipment, Net	12 Months Ended
Dec. 31, 2012
Office Properties and Equipment, Net
6.	Office Properties and Equipment, Net

Office properties and equipment are summarized as follows:

	December 31,
	2012	2011
	(In thousands)
Land	$10,728	9,087
Office buildings	27,715	21,647
Leasehold improvements	42,419	26,726
Furniture, fixtures and equipment	33,577	20,375
Construction in process	20,062	6,726

	134,501	84,561
Less accumulated depreciation and amortization	43,093	24,006

	$91,408	60,555

Depreciation and amortization expense for the years ended December 31, 2012, 2011 and 2010 was $7.2 million, $6.4 million and $4.7 million, respectively.